Share-Based Compensation - Summary of The Option Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2023	May 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-employees
Share-Based Compensation
Number of options, Granted	1,644,576
Number of options, Canceled		723,738
Employees
Share-Based Compensation
Number of options, Granted			0	0	0
2019 Plan | Non-employees
Share-Based Compensation
Number of options, Beginning balance				1,300,694	2,391,894
Number of options, Granted				1,644,576
Number of options, Canceled					(723,738)
Number of options, Exercised				(2,945,270)	(367,462)
Number of options, Ending balance					1,300,694	2,391,894
Weighted average exercise price, Beginning balance				$ 0.0001	$ 0.0001
Weighted average exercise price, Canceled				0.0001	0.0001
Weighted average exercise price, Exercised				0.00002	0.0001
Weighted average exercise price, Ending balance					0.0001	$ 0.0001
Weighted average grant date fair value, Beginning balance				5.08	5.12
Weighted average grant date fair value, Granted				0.14
Weighted average grant date fair value, Canceled					5.32
Weighted average grant date fair value, Exercised				$ 2.24	4.86
Weighted average grant date fair value, Ending balance					$ 5.08	$ 5.12
Aggregate intrinsic value, Beginning balance				$ 556	$ 2,655
Aggregate intrinsic value, Ending balance					$ 556	$ 2,655
Weighted average remaining contractual term					7 years 2 months 12 days	8 years
2019 Plan | Employees
Share-Based Compensation
Number of options, Beginning balance				3,794,653	2,689,206
Number of options, Exercised				(3,794,653)	(127,580)
Number of options, Exercise withdraw					1,233,027
Number of options, Ending balance					3,794,653	2,689,206
Weighted average exercise price, Beginning balance				$ 0.05	$ 0.06
Weighted average exercise price, Exercised					0.2
Weighted average exercise price, Exercise withdraw					0.15
Weighted average exercise price, Ending balance					0.05	$ 0.06
Weighted average grant date fair value, Beginning balance				5.22	5.3
Weighted average grant date fair value, Exercised				$ 5.22	6.17
Weighted average grant date fair value, Exercise withdraw					5.13
Weighted average grant date fair value, Ending balance					$ 5.22	$ 5.3
Aggregate intrinsic value, Beginning balance				$ 1,300	$ 2,822
Aggregate intrinsic value, Ending balance					$ 1,300	$ 2,822
Weighted average remaining contractual term					6 years 3 months 18 days	7 years 6 months